Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity [Abstract]
Cash dividends declared per share (in dollars per share)	$ 0.25	$ 0.05